Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000253738
Shareholder Report [Line Items]
Fund Name	VanEck AA-BB CLO ETF
Class Name	VanEck AA-BB CLO ETF
Trading Symbol	CLOB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck AA-BB CLO ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck AA-BB CLO ETF	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 176,759,863
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 373,479
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$176,759,863 Number of Portfolio Holdings69 Portfolio Turnover Rate18% Management Fees Paid$373,479
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(3.2)%
United States Treasuries		4.8%
Collateralized Loan Obligations		98.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000066393
Shareholder Report [Line Items]
Fund Name	VanEck Africa Index ETF
Class Name	VanEck Africa Index ETF
Trading Symbol	AFK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Africa Index ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$31	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[2]
AssetsNet	$ 99,708,438
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 311,609
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$99,708,438 Number of Portfolio Holdings73 Portfolio Turnover Rate32% Management Fees Paid$311,609
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.8%
Consumer Staples		3.1%
Industrials		3.2%
Consumer Discretionary		6.6%
Energy		6.8%
Communication Services		11.0%
Financials		32.6%
Materials		35.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000051120
Shareholder Report [Line Items]
Fund Name	VanEck Agribusiness ETF
Class Name	VanEck Agribusiness ETF
Trading Symbol	MOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Agribusiness ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$27	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[3]
AssetsNet	$ 943,894,248
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 2,393,166
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$943,894,248 Number of Portfolio Holdings50 Portfolio Turnover Rate9% Management Fees Paid$2,393,166
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Health Care		16.9%
Industrials		22.4%
Materials		27.1%
Consumer Staples		33.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000102898
Shareholder Report [Line Items]
Fund Name	VanEck BDC Income ETF
Class Name	VanEck BDC Income ETF
Trading Symbol	BIZD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck BDC Income ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck BDC Income ETF	$20	0.41%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[4]
AssetsNet	$ 1,629,977,800
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,049,905
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,629,977,800 Number of Portfolio Holdings36 Portfolio Turnover Rate21% Management Fees Paid$3,049,905
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.3%
United States Treasuries		33.6%
Financials		64.1%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000076451
Shareholder Report [Line Items]
Fund Name	VanEck Brazil Small-Cap ETF
Class Name	VanEck Brazil Small-Cap ETF
Trading Symbol	BRF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[5]
AssetsNet	$ 22,341,451
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 3,966
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$22,341,451 Number of Portfolio Holdings91 Portfolio Turnover Rate15% Management Fees Paid$3,966
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Information Technology		4.2%
Energy		5.1%
Real Estate		5.2%
Financials		5.3%
Health Care		6.5%
Consumer Staples		8.3%
Utilities		9.3%
Industrials		11.9%
Materials		14.4%
Consumer Discretionary		29.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000146000
Shareholder Report [Line Items]
Fund Name	VanEck China Bond ETF
Class Name	VanEck China Bond ETF
Trading Symbol	CBON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck China Bond ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[6]
AssetsNet	$ 23,741,700
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 2,527
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$23,741,700 Number of Portfolio Holdings34 Portfolio Turnover Rate33% Management Fees Paid$2,527
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		1.7%
Energy		7.2%
Utilities		12.5%
Government		25.6%
Financials		53.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000276248
Shareholder Report [Line Items]
Fund Name	VanEck China Semiconductor ETF
Class Name	VanEck China Semiconductor ETF
Trading Symbol	SMHC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck China Semiconductor ETF (the "Fund") for the period June 23, 2026 (inception of Fund) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Semiconductor ETF	$1Footnote Reference(a)	0.65%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full period would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 1	[7]
Expense Ratio, Percent	0.65%	[8]
AssetsNet	$ 221,692,486
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 449
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$221,692,486 Number of Portfolio Holdings25 Portfolio Turnover Rate-% Management Fees Paid$449
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		6.0%
Information Technology		94.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000138289
Shareholder Report [Line Items]
Fund Name	VanEck ChiNext Innovators ETF
Class Name	VanEck ChiNext Innovators ETF
Trading Symbol	CNXT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck ChiNext Innovators ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext Innovators ETF	$39	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.65%	[9]
AssetsNet	$ 143,807,309
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 199,727
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$143,807,309 Number of Portfolio Holdings97 Portfolio Turnover Rate47% Management Fees Paid$199,727
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		0.7%
Consumer Staples		1.3%
Communication Services		1.5%
Health Care		3.8%
Financials		4.8%
Materials		6.5%
Industrials		25.1%
Information Technology		56.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000236336
Shareholder Report [Line Items]
Fund Name	VanEck CLO ETF
Class Name	VanEck CLO ETF
Trading Symbol	CLOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck CLO ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$18	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[10]
AssetsNet	$ 1,434,643,227
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 2,387,469
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,434,643,227 Number of Portfolio Holdings176 Portfolio Turnover Rate17% Management Fees Paid$2,387,469
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(6.9)%
United States Treasuries		7.9%
Collateralized Loan Obligations		99.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000240390
Shareholder Report [Line Items]
Fund Name	VanEck CMCI Commodity Strategy ETF
Class Name	VanEck CMCI Commodity Strategy ETF
Trading Symbol	CMCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$40	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[11]
AssetsNet	$ 2,745,346
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,745,346 Number of Portfolio Holdings18 Portfolio Turnover Rate-% Management Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.7%
Money Market Fund		1.7%
United States Treasuries		97.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation on total return swap contracts.

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation on total return swap contracts.
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000232971
Shareholder Report [Line Items]
Fund Name	VanEck Digital India ETF
Class Name	VanEck Digital India ETF
Trading Symbol	DGIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Digital India ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$33	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.71%	[12]
AssetsNet	$ 15,012,226
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 54,833
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$15,012,226 Number of Portfolio Holdings30 Portfolio Turnover Rate52% Management Fees Paid$54,833
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.5)%
Industrials		4.1%
Information Technology		5.3%
Energy		8.0%
Consumer Discretionary		25.8%
Financials		27.7%
Communication Services		29.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000024980
Shareholder Report [Line Items]
Fund Name	VanEck Gold Miners ETF
Class Name	VanEck Gold Miners ETF
Trading Symbol	GDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Gold Miners ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$24	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.51%	[13]
AssetsNet	$ 22,764,439,505
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 71,189,406
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$22,764,439,505 Number of Portfolio Holdings62 Portfolio Turnover Rate11% Management Fees Paid$71,189,406
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.5%
Diversified Metals & Mining		1.3%
Precious Metals & Minerals		1.5%
Silver		6.0%
Gold		90.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000231316
Shareholder Report [Line Items]
Fund Name	VanEck Copper and Electrification Metals ETF
Class Name	VanEck Copper and Electrification Metals ETF
Trading Symbol	EMET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Copper and Electrification Metals ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Copper and Electrification Metals ETF	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[14]
AssetsNet	$ 34,239,719
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 104,067
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,239,719 Number of Portfolio Holdings60 Portfolio Turnover Rate19% Management Fees Paid$104,067
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Electrical Components & Equipment		1.7%
Precious Metals & Minerals		7.0%
Specialty Chemicals		7.4%
Copper		34.4%
Diversified Metals & Mining		49.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000082390
Shareholder Report [Line Items]
Fund Name	VanEck India Growth Leaders ETF
Class Name	VanEck India Growth Leaders ETF
Trading Symbol	GLIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck India Growth Leaders ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[15]
AssetsNet	$ 98,570,219
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 249,631
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$98,570,219 Number of Portfolio Holdings81 Portfolio Turnover Rate104% Management Fees Paid$249,631
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.7%
Information Technology		3.4%
Communication Services		4.8%
Materials		6.7%
Health Care		9.3%
Consumer Discretionary		14.5%
Industrials		25.9%
Financials		35.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000070695
Shareholder Report [Line Items]
Fund Name	VanEck Indonesia Index ETF
Class Name	VanEck Indonesia Index ETF
Trading Symbol	IDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Indonesia Index ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$23	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.57%	[16]
AssetsNet	$ 27,477,345
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 30,321
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,477,345 Number of Portfolio Holdings69 Portfolio Turnover Rate12% Management Fees Paid$30,321
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Other Investments		0.7%
Real Estate		1.5%
Health Care		1.8%
Utilities		4.1%
Communication Services		8.7%
Consumer Staples		10.2%
Energy		12.3%
Industrials		12.5%
Materials		21.9%
Financials		26.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000102897
Shareholder Report [Line Items]
Fund Name	VanEck International High Yield Bond ETF
Class Name	VanEck International High Yield Bond ETF
Trading Symbol	IHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck International High Yield Bond ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[17]
AssetsNet	$ 43,437,394
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 96,860
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,437,394 Number of Portfolio Holdings531 Portfolio Turnover Rate13% Management Fees Paid$96,860
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		2.4%
Other Investments		0.7%
Real Estate		2.0%
Healthcare		3.6%
Consumer Non-Cyclicals		3.9%
Utilities		7.1%
Basic Materials		8.0%
Consumer Cyclicals		10.0%
Energy		10.4%
Industrials		14.1%
Technology		14.3%
Financials		23.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000127738
Shareholder Report [Line Items]
Fund Name	VanEck Israel ETF
Class Name	VanEck Israel ETF
Trading Symbol	ISRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Israel ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$31	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[18]
AssetsNet	$ 153,244,834
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 350,682
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$153,244,834 Number of Portfolio Holdings80 Portfolio Turnover Rate27% Management Fees Paid$350,682
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Materials		1.1%
Consumer Staples		1.7%
Communication Services		1.7%
Energy		2.3%
Consumer Discretionary		2.7%
Real Estate		4.8%
Utilities		5.4%
Industrials		8.2%
Health Care		8.3%
Financials		27.3%
Information Technology		36.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000088891
Shareholder Report [Line Items]
Fund Name	VanEck J.P. Morgan EM Local Currency Bond ETF
Class Name	VanEck J.P. Morgan EM Local Currency Bond ETF
Trading Symbol	EMLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[19]
AssetsNet	$ 4,872,703,996
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 6,355,906
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,872,703,996 Number of Portfolio Holdings502 Portfolio Turnover Rate13% Management Fees Paid$6,355,906
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		2.8%
Financials		6.4%
Government		90.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000081187
Shareholder Report [Line Items]
Fund Name	VanEck Junior Gold Miners ETF
Class Name	VanEck Junior Gold Miners ETF
Trading Symbol	GDXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Junior Gold Miners ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$24	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.51%	[20]
AssetsNet	$ 7,078,297,300
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 23,526,780
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,078,297,300 Number of Portfolio Holdings117 Portfolio Turnover Rate19% Management Fees Paid$23,526,780
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Precious Metals & Minerals		3.5%
Diversified Metals & Mining		4.7%
Silver		9.8%
Gold		81.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000047031
Shareholder Report [Line Items]
Fund Name	VanEck Low Carbon Energy ETF
Class Name	VanEck Low Carbon Energy ETF
Trading Symbol	SMOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Low Carbon Energy ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$32	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[21]
AssetsNet	$ 143,716,726
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 347,967
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$143,716,726 Number of Portfolio Holdings58 Portfolio Turnover Rate12% Management Fees Paid$347,967
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.6%
Materials		1.1%
Information Technology		10.5%
Consumer Discretionary		21.9%
Industrials		28.2%
Utilities		37.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000102386
Shareholder Report [Line Items]
Fund Name	VanEck Mortgage REIT Income ETF
Class Name	VanEck Mortgage REIT Income ETF
Trading Symbol	MORT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[22]
AssetsNet	$ 399,807,127
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 778,516
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$399,807,127 Number of Portfolio Holdings26 Portfolio Turnover Rate7% Management Fees Paid$778,516
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		3.3%
Financial Services		96.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000272138
Shareholder Report [Line Items]
Fund Name	VanEck MSCI EAFE Analyst Sentiment ETF
Class Name	VanEck MSCI EAFE Analyst Sentiment ETF
Trading Symbol	VEFA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck MSCI EAFE Analyst Sentiment ETF (the "Fund") for the period April 1, 2026 (inception of Fund) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck MSCI EAFE Analyst Sentiment ETF	$8Footnote Reference(a)	0.30%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full period would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 8	[23]
Expense Ratio, Percent	0.30%	[24]
AssetsNet	$ 4,013,043
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,854
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,013,043 Number of Portfolio Holdings101 Portfolio Turnover Rate21% Management Fees Paid$2,854
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		1.0%
Consumer Staples		4.8%
Communication Services		5.0%
Energy		5.9%
Materials		6.7%
Consumer Discretionary		8.4%
Health Care		9.3%
Information Technology		14.2%
Industrials		14.6%
Financials		29.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000064328
Shareholder Report [Line Items]
Fund Name	VanEck Natural Resources ETF
Class Name	VanEck Natural Resources ETF
Trading Symbol	HAP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Natural Resources ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[25]
AssetsNet	$ 298,827,605
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 579,336
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$298,827,605 Number of Portfolio Holdings138 Portfolio Turnover Rate8% Management Fees Paid$579,336
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		1.0%
Health Care		4.0%
Consumer Staples		6.2%
Utilities		9.7%
Industrials		12.4%
Energy		28.3%
Materials		38.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000244874
Shareholder Report [Line Items]
Fund Name	VanEck Office and Commercial REIT ETF
Class Name	VanEck Office and Commercial REIT ETF
Trading Symbol	DESK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$27	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[26]
AssetsNet	$ 3,326,293
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 6,389
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,326,293 Number of Portfolio Holdings26 Portfolio Turnover Rate11% Management Fees Paid$6,389
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.9%
Equity Real Estate Investment Trusts (REITs)		99.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000158570
Shareholder Report [Line Items]
Fund Name	VanEck Oil Refiners ETF
Class Name	VanEck Oil Refiners ETF
Trading Symbol	CRAK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Oil Refiners ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$33	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[27]
AssetsNet	$ 145,892,685
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 295,949
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$145,892,685 Number of Portfolio Holdings25 Portfolio Turnover Rate15% Management Fees Paid$295,949
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Energy		99.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105866
Shareholder Report [Line Items]
Fund Name	VanEck Oil Services ETF
Class Name	VanEck Oil Services ETF
Trading Symbol	OIH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Oil Services ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$20	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%	[28]
AssetsNet	$ 1,991,714,168
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,864,688
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,991,714,168 Number of Portfolio Holdings26 Portfolio Turnover Rate5% Management Fees Paid$3,864,688
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Oil & Gas Drilling		17.9%
Oil & Gas Equipment & Services		82.1%
Footnote	Description
Footnote*	Amount is less than 0.05%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000114511
Shareholder Report [Line Items]
Fund Name	VanEck Preferred Securities ex Financials ETF
Class Name	VanEck Preferred Securities ex Financials ETF
Trading Symbol	PFXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[29]
AssetsNet	$ 2,436,207,051
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 4,480,680
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,436,207,051 Number of Portfolio Holdings120 Portfolio Turnover Rate32% Management Fees Paid$4,480,680
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		4.3%
Healthcare Equipment & Supplies		1.3%
Automobiles & Auto Parts		1.8%
Healthcare Providers & Services		1.9%
Semiconductors & Semiconductor Equipment		2.3%
Food & Tobacco		2.4%
Chemicals		2.6%
Multiline Utilities		3.0%
Computers Phones & Household Electronics		3.5%
Aerospace & Defense		8.5%
Residential & Commercial REITs		12.0%
Software & IT Services		15.7%
Electric Utilities & IPPs		20.0%
Telecommunications Services		20.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000092114
Shareholder Report [Line Items]
Fund Name	VanEck Rare Earth and Strategic Metals ETF
Class Name	VanEck Rare Earth and Strategic Metals ETF
Trading Symbol	REMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$28	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.51%	[30]
AssetsNet	$ 2,690,281,339
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 6,718,227
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,690,281,339 Number of Portfolio Holdings31 Portfolio Turnover Rate26% Management Fees Paid$6,718,227
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		3.3%
Materials		96.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000047032
Shareholder Report [Line Items]
Fund Name	VanEck Russia ETF
Class Name	VanEck Russia ETF
Trading Symbol	RSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Russia ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[31]
AssetsNet	$ 32,700,155
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$32,700,155 Number of Portfolio Holdings29 Portfolio Turnover Rate-% Management Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(0.8)%
Money Market Fund		100.8%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000098930
Shareholder Report [Line Items]
Fund Name	VanEck Russia Small-Cap ETF
Class Name	VanEck Russia Small-Cap ETF
Trading Symbol	RSXJ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Russia Small-Cap ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[32]
AssetsNet	$ 346,037
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$346,037 Number of Portfolio Holdings22 Portfolio Turnover Rate-% Management Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(10.0)%
Money Market Fund		110.0%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000037682
Shareholder Report [Line Items]
Fund Name	VanEck Steel ETF
Class Name	VanEck Steel ETF
Trading Symbol	SLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Steel ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[33]
AssetsNet	$ 169,951,664
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 423,578
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$169,951,664 Number of Portfolio Holdings40 Portfolio Turnover Rate12% Management Fees Paid$423,578
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Industrials		1.9%
Energy		3.9%
Materials		94.2%
Footnote	Description
Footnote*	Amount is less than 0.05%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000051121
Shareholder Report [Line Items]
Fund Name	VanEck Uranium and Nuclear ETF
Class Name	VanEck Uranium and Nuclear ETF
Trading Symbol	NLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$25	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.52%	[34]
AssetsNet	$ 4,205,418,616
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 11,654,617
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,205,418,616 Number of Portfolio Holdings26 Portfolio Turnover Rate22% Management Fees Paid$11,654,617
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Industrials		20.1%
Utilities		30.0%
Energy		50.1%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000066397
Shareholder Report [Line Items]
Fund Name	VanEck Vietnam ETF
Class Name	VanEck Vietnam ETF
Trading Symbol	VNM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Vietnam ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$32	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[35]
AssetsNet	$ 564,503,860
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,457,713
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$564,503,860 Number of Portfolio Holdings57 Portfolio Turnover Rate30% Management Fees Paid$1,457,713
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilities		0.7%
Other Investments		0.9%
Energy		1.3%
Consumer Discretionary		2.1%
Information Technology		2.4%
Materials		6.8%
Industrials		8.8%
Consumer Staples		19.3%
Real Estate		24.7%
Financials		33.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
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[7]	Expenses for a full period would be higher than the amount shown.
[8]	Annualized
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[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Expenses for a full period would be higher than the amount shown.
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
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[35]	Annualized